DEAN WITTER INFORMATION FUND Two World Trade Center, New York, New York 10048 LETTER TO THE SHAREHOLDERS September 30, 1996

DEAR SHAREHOLDER:

Dean Witter Information Fund targets companies that the Fund's portfolio management team believes are best positioned to capitalize on the growth potential of the various sectors that comprise the communications and information industries. The companies whose stocks the Fund holds possess a combination of attributes, including an established market presence, leading-edge technology, proven management and strategic relationships and alliances.

The Fund commenced operations on November 28, 1995 with nearly $105 million in net assets. As of September 30, 1996, net assets had grown to nearly $305 million.

PERFORMANCE REVIEW

For the six-month period ended September 30, 1996, the Fund provided a total return of 2.53 percent. This period was characterized by a strong equity market until mid June. Over the ensuing six weeks the stock market suffered a sharp decline, with the Fund following suit. The next two months, through the end of September, saw both the market and the Fund turn in better performance. The Fund's net asset value on September 30, 1996 was $10.94, up from $10.67 on March 31, 1996.

POSITIONING THE FUND'S PORTFOLIO

As of September 30, 1996, the Fund's net assets were allocated to the following four industry groups approximately as follows: media/entertainment (35 percent of net assets), operating telecommunications (22 percent), electronics (19 percent) and telecommunications equipment (19 percent). In addition, the Fund had a well-diversified commitment of approximately 10 percent of net assets devoted to foreign securities and American Depository Receipts. Approximately 5 percent of net assets were held in cash.

DEAN WITTER INFORMATION FUND
LETTER TO THE SHAREHOLDERS September 30, 1996, continued

The Fund has also maintained above-average weightings in the media/entertainment sector on the basis of the beneficial impact on broadcasting companies expected by the passage of the Telecommunications Bill. Attractive valuations and strong, improving fundamentals during the second calendar quarter prompted the portfolio management team to increase exposure to technology. Finally, the Fund's operating telecommunications investments brought mixed results as the promise of deregulation heightened competition-related fears for many of the companies in that sector. By contrast, many smaller long-distance operators and competitive local access providers had favorable performance.

GOING FORWARD

The fundamentals underpinning the sectors in which the Fund invests remain quite robust. Within the portfolio's technology component, the advent of cable modems and interactive television, as well as infrastructure spending by telephone companies, is expected to spur capital spending, which would benefit the telecommunications equipment industry. The electronics sector is also poised to exhibit attractive long-term performance, as technology continues to gain in importance as a component of U.S. gross national product. For the telecommunications operating companies, ongoing joint ventures, mergers and alliances worldwide are expected to keep investors focused on those industries. Continued consolidation within the broadcast industry and an industry-wide desire to own "content" is expected to enable the media and entertainment industries to continue to provide above-average performance.

We appreciate your support of Dean Witter Information Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER INFORMATION FUND
PORTFOLIO OF INVESTMENTS September 30, 1996 (unaudited)

 NUMBER OF
   SHARES                                                                           VALUE
---------------------------------------------------------------------------------------------
             COMMON STOCKS (95.0%)
             Advertising (4.4%)
100,000      Eagle River Interactive, Inc.*  .................................   $ 1,025,000
 90,000      Getty Communication PLC (ADR)* (United Kingdom)  ................     1,215,000
137,000      Heritage Media Corp. (Class A)*  ................................     2,585,875
 55,000      Interpublic Group of Companies, Inc.  ...........................     2,598,750
  4,500      Lamar Advertising Co.*  .........................................       183,375
 57,000      Omnicom Group, Inc.  ............................................     2,664,750
 22,800      Outdoor Systems, Inc.*  .........................................     1,060,200
 58,500      Universal Outdoor Holdings, Inc.*  ..............................     2,091,375
                                                                               --------------
                                                                                  13,424,325
                                                                               --------------
             Aerospace (0.7%)
129,500      Orbital Sciences Corp.*  ........................................     2,298,625
                                                                               --------------
             Broadcast Media (9.8%)
 86,000      American Radio Systems Corp.*  ..................................     3,160,500
103,000      Argyle Television, Inc. (Class A)*  .............................     2,884,000
 69,000      Chancellor Broadcasting Co. (Class A)*  .........................     2,863,500
 60,000      Cinar Films, Inc. (Class B)* (Canada)  ..........................     1,545,000
 25,000      Cox Radio, Inc.*  ...............................................       550,000
 35,200      Film Roman, Inc.*  ..............................................       352,000
 57,000      Heftel Broadcasting Corp. (Class A)*  ...........................     2,458,125
100,000      Jacor Communications, Inc.*  ....................................     3,400,000
 78,000      Lin Television Corp.*  ..........................................     3,198,000
 90,000      Mecklermedia Corp.*  ............................................     1,620,000
 15,000      Renaissance Communications Corp.*  ..............................       528,750
 53,500      SFX Broadcasting, Inc. (Class A)*  ..............................     2,420,875
 55,000      Sinclair Broadcast Group, Inc. (Class A)*  ......................     2,193,125
 55,000      Telemundo Group, Inc. (Class A)*  ...............................     1,883,750
 22,600      Univision Communications, Inc.*  ................................       757,100
                                                                               --------------
                                                                                  29,814,725
                                                                               --------------
             Broadcasting (6.7%)
 38,000      Clear Channel Communications, Inc.*  ............................     3,363,000
 75,000      Emmis Broadcasting Corp. (Class A)*  ............................     3,450,000
 99,000      Evergreen Media Corp. (Class A)*  ...............................     3,093,750
145,000      National Media Corp.*  ..........................................     2,156,875
105,000      PanAmSat Corp.*  ................................................     2,887,500
125,000      Westwood One, Inc.*  ............................................   $ 2,265,625
 95,600      Young Broadcasting Corp. (Class A)*  ............................     3,130,900
                                                                               --------------
                                                                                  20,347,650
                                                                               --------------
             Business Services (3.7%)
 61,200      CCC Information Services, Inc.*  ................................     1,269,900
 72,000      CFI Proservices, Inc.*  .........................................     1,368,000
120,000      Checkfree Corp.*  ...............................................     2,400,000
 38,200      CSG Systems International, Inc.*  ...............................       744,900
 46,000      Gartner Group, Inc. (Class A)*  .................................     1,541,000
 31,300      Restrac, Inc.*  .................................................       586,875
 17,000      RMH Teleservices, Inc.*  ........................................       250,750
 68,000      Sitel Corp.*  ...................................................     3,026,000
                                                                               --------------
                                                                                  11,187,425
                                                                               --------------
             Cable Television Equipment (3.5%)
108,000      Comcast Corp. (Class A Special)  ................................     1,660,500
 92,000      Cox Communications, Inc. (Class A)*  ............................     1,690,500
200,000      Lodgenet Entertainment Corp.*  ..................................     2,350,000
110,000      Tele-Communications, Inc. (Class A)*  ...........................     1,636,250
330,000      Telewest PLC* (United Kingdom)  .................................       619,661
 85,000      U.S. West Media Group*  .........................................     1,434,375
 60,000      United Video Satellite Group, Inc. (Class A)*  ..................     1,185,000
                                                                               --------------
                                                                                  10,576,286
                                                                               --------------












 NUMBER OF
   SHARES                                                                           VALUE
---------------------------------------------------------------------------------------------
             Commercial Services (1.5%)
 75,000      Bell & Howell Co.*  .............................................     2,381,250
  2,200      International Network Services*  ................................        77,275
112,000      Metromedia International Group, Inc.*  ..........................     1,190,000
 11,200      National Processing, Inc.*  .....................................       218,400
  1,900      NOVA Corp.*  ....................................................        62,700
 20,000      Precision Response Corp.*  ......................................       755,000
                                                                               --------------
                                                                                   4,684,625
                                                                               --------------
             Communications -Equipment & Software (2.0%)
120,200      Cellular Technical Services Co.*  ...............................     2,373,950
 47,000      Proxim, Inc.  ...................................................     1,327,750
 42,250      Raptor Systems, Inc.*  ..........................................       718,250
 30,000      Shiva Corp.*  ...................................................     1,717,500
                                                                               --------------
                                                                                   6,137,450
                                                                               --------------
                      SEE NOTES TO FINANCIAL STATEMENTS


































































DEAN WITTER INFORMATION FUND
PORTFOLIO OF INVESTMETNS September 30, 1996 (unaudited) continued

 NUMBER OF
  SHARES                                                                            VALUE
---------------------------------------------------------------------------------------------
             Communications - Equipment/Manufacturers (0.4%)
 90,000      TCSI Corp.*  ....................................................   $ 1,192,500
                                                                               --------------
             Computer - Aided Design (0.5%)
 30,000      Synopsys, Inc.*  ................................................     1,380,000
                                                                               --------------
             Computer Software (3.2%)
 26,000      Check Point Software Technologies Ltd.* (Israel)  ...............       877,500
  8,000      Dell Computer Corp.*  ...........................................       621,000
 62,600      Edify Corp.*  ...................................................     1,220,700
 80,000      Geoworks*  ......................................................     2,070,000
 90,000      MetaTools, Inc.*  ...............................................     1,890,000
 25,000      Security Dynamics Technologies, Inc.*  ..........................     1,790,625
125,000      Visigenic Software, Inc.*  ......................................     1,406,250
                                                                               --------------
                                                                                   9,876,075
                                                                               --------------
             Computer Software & Services (2.9%)
 55,000      Black Box Corp.*  ...............................................     1,815,000
100,000      Caere Corp.*  ...................................................       900,000
 80,000      Document Sciences Corp.*  .......................................     1,010,000
 25,000      ISG International Software Group Ltd.* (Israel)  ................       425,000
100,000      Olicom A/S* (Denmark)  ..........................................     1,475,000
 80,000      Saville Systems Ireland PLC (ADR)* (Ireland)  ...................     2,820,000
  5,100      Technology Modeling Associates, Inc.*  ..........................        66,300
 19,700      Versant Object Technology Corp.*  ...............................       462,950
                                                                               --------------
                                                                                   8,974,250
                                                                               --------------
             Computers (1.5%)
 55,000      Verifone, Inc.*  ................................................     2,461,250
 60,000      VideoServer, Inc.*  .............................................     2,062,500
                                                                               --------------
                                                                                   4,523,750
                                                                               --------------
             Conglomerates (1.2%)
 27,000      ITT Corp.*  .....................................................     1,177,875
142,000      Westinghouse Electric Corp.  ....................................     2,644,750
                                                                               --------------
                                                                                   3,822,625
                                                                               --------------
             Consumer Services (2.3%)
 80,800      CUC International, Inc.*  .......................................     3,221,900
 83,000      Primark Corp.*  .................................................     2,272,125
 85,000      Spyglass, Inc.*  ................................................     1,593,750
                                                                               --------------
                                                                                   7,087,775
                                                                               --------------
             Electronic Components (1.3%)
 45,500      DSP Communications, Inc.*  ......................................   $ 2,536,625
 60,000      Micrel, Inc.*  ..................................................     1,425,000
                                                                               --------------
                                                                                   3,961,625
                                                                               --------------
             Electronics (2.4%)
 55,000      Gemstar International Group Ltd.*  ..............................     1,622,500
  2,900      Orckit Communications Ltd.* (Israel)  ...........................        53,287
101,000      Ortel Corp.*  ...................................................     2,373,500
200,000      TranSwitch Corp.*  ..............................................     1,250,000
 80,000      Trimble Navigation Ltd.*  .......................................     1,310,000
 26,000      Ultrak, Inc.*  ..................................................       711,750
                                                                               --------------
                                                                                   7,321,037
                                                                               --------------
             Entertainment/Gaming (6.7%)
108,000      AMC Entertainment, Inc.  ........................................     1,687,500
 97,500      Carlton Communications PLC (United Kingdom)  ....................       738,429
 60,000      Circus Circus Enterprises, Inc.*  ...............................     2,122,500
 35,000      Electronic Arts, Inc.*  .........................................     1,303,750
 96,000      Gaylord Entertainment Co. (Class A)  ............................     2,172,000
 50,000      Grand Casinos, Inc.  ............................................       737,500
 50,000      GT Interactive Software Corp.*  .................................     1,137,500
 58,000      Imax Corp.* (Canada)  ...........................................     1,899,500
132,000      International Game Technology  ..................................     2,706,000
 40,000      MGM Grand, Inc.*  ...............................................     1,690,000
100,000      Primadonna Resorts, Inc.*  ......................................     1,800,000
 53,000      Showboat, Inc.  .................................................     1,166,000
 50,000      WMS Industries, Inc.*  ..........................................     1,350,000
                                                                               --------------
                                                                                  20,510,679
                                                                               --------------





DEAN WITTER INFORMATION FUND
PORTFOLIO OF INVESTMENTS September 30, 1996 (unaudited)

 NUMBER OF
   SHARES                                                                           VALUE
----------------------------------------------------------------------------------------------
             Financial Services (0.8%)
 80,000      Sterling Commerce, Inc.*  .......................................     2,360,000
                                                                               --------------
             Hotels/Motels (1.2%)
 90,000      Hilton Hotels Corp.  ............................................     2,553,750
 80,000      Rio Hotel and Casino, Inc.*  ....................................     1,260,000
                                                                               --------------
                                                                                   3,813,750
                                                                               --------------
             Office Equipment & Supplies (0.5%)
 28,000      Diebold, Inc.  ..................................................     1,634,500
                                                                               --------------
             Publishing (0.9%)
 34,000      Tribune Co.  ....................................................     2,652,000
                                                                               --------------

                      SEE NOTES TO FINANCIAL STATEMENTS































































DEAN WITTER INFORMATION FUND
PORTFOLIO OF INVESTMENTS September 30, 1996 (unaudited) continued

 NUMBER OF
   SHARES                                                                           VALUE
---------------------------------------------------------------------------------------------
             Semiconductors (1.3%)
 50,000      Atmel Corp.*  ...................................................   $ 1,537,500
107,500      Triquint Semiconductor, Inc.*  ..................................     2,499,375
                                                                               --------------
                                                                                   4,036,875
                                                                               --------------
             Specialty Printing (0.8%)
106,000      World Color Press, Inc.*  .......................................     2,358,500
                                                                               --------------
             Telecommunication Equipment (8.8%)
100,000      ACE*COMM Corp.*  ................................................     1,175,000
 53,000      Andrew Corp.*  ..................................................     2,636,750
 40,000      Aspect Telecommunications Corp.*  ...............................     2,490,000
 40,000      Bay Networks, Inc.*  ............................................     1,090,000
 42,000      Cisco Systems, Inc.*  ...........................................     2,604,000
 40,000      DSC Communications Corp.*  ......................................     1,005,000
 70,000      Ericsson (L.M.) Telephone Co. AB (Series "B" Free) (Sweden)  ....     1,765,861
 50,000      FORE Systems, Inc.*  ............................................     2,068,750
110,000      Geotek Communications, Inc.*  ...................................       921,250
 49,500      Glenayre Technologies, Inc.*  ...................................     1,126,125
 87,000      Harmonic Lightwares, Inc.*  .....................................     1,674,750
 50,000      LCC International, Inc. (Class A)*  .............................       912,500
 22,500      Natural Microsystems Corp.*  ....................................     1,057,500
 91,000      Network General Corp.*  .........................................     2,081,625
 30,000      Nokia AB (Series K) (Finland)  ..................................     1,342,223
 14,000      Northern Telecom Ltd. (Canada)  .................................       806,961
 58,000      Picturetel Corp.*  ..............................................     2,030,000
                                                                               --------------
                                                                                  26,788,295
                                                                               --------------
             Telecommunications (11.3%)
 60,000      Alltel Corp.*  ..................................................     1,672,500
 21,500      Asia Satellite Telecommunications Holdings Ltd.* (Hong Kong)  ...       577,812
 94,200      Boston Communications Group, Inc.*  .............................     1,518,975
 40,000      Brooks Fiber Properties, Inc.*  .................................     1,130,000
 65,000      Century Telephone Enterprises, Inc.  ............................     2,234,375
 14,300      Compania de Telecommunicaciones de Chile S.A. (ADR) (Chile)  ....     1,381,737
 30,000      Comsat Corp.  ...................................................       678,750
 70,000      ICG Communications, Inc.*  ......................................     1,470,000
 48,000      Inter-Tel, Inc.*  ...............................................       972,000
 87,000      Intercel, Inc.*  ................................................     1,783,500
 82,000      Intermedia Communications of Florida, Inc.*  ....................   $ 2,398,500
 39,000      Koninklijke PTT Nederland NV (Netherlands)  .....................     1,343,333
 72,000      KVH Industries, Inc.*  ..........................................       720,000
 89,000      LCI International, Inc.*  .......................................     2,803,500
 35,000      Lucent Technologies, Inc.  ......................................     1,605,625
  4,300      Mannesmann AG (Germany)  ........................................     1,612,641
 30,000      Millicom International Cellular S.A.*  ..........................     1,207,500
    170      Nippon Telegraph & Telephone Corp. (ADR) (Japan)  ...............     1,251,010
 28,000      Premisys Communications, Inc.*  .................................     1,029,000
 17,700      PT Indonesian Satellite Corp. (ADR) (Indonesia)  ................       584,100
286,000      Telecom Corp. of New Zealand, Ltd. (New Zealand)  ...............     1,343,422
 51,200      Telefonica del Peru S.A. (ADR) (Peru)  ..........................     1,171,200
 29,700      Telefonos de Mexico S.A. de C.V. (Series L) (ADR) (Mexico)  .....       954,112
 47,900      Telekomunikasi Indonesia (ADR) (Indonesia)  .....................     1,490,888
 49,500      Teleport Communications Group Inc. (Class A)*  ..................     1,163,250
 18,200      Western Wireless Corp. (Class A)*  ..............................       304,850
                                                                               --------------
                                                                                  34,402,580
                                                                               --------------
             Telecommunications - Wireless (1.9%)
100,000      Arch Communications Group, Inc.*  ...............................     1,362,500
 60,000      CommNet Cellular, Inc.*  ........................................     1,732,500
 32,000      Globalstar Telecommunications Ltd.* (Bermuda)  ..................     1,600,000
 50,900      Paging Network, Inc.*  ..........................................     1,005,275
                                                                               --------------
                                                                                   5,700,275
                                                                               --------------
             Telephone - Long Distance (5.8%)
 35,000      Ameritech Corp.  ................................................     1,841,875
 30,000      BellSouth Corp.  ................................................     1,110,000
 60,000      Frontier Corp.  .................................................     1,597,500
 60,000      GTE Corp.  ......................................................     2,310,000
100,000      MFS Communications Company, Inc.*  ..............................     4,350,000
 53,000      Portugal Telecom S.A.* (Portugal)  ..............................     1,363,443
 40,000      SBC Communications, Inc.  .......................................     1,925,000

                      SEE NOTES TO FINANCIAL STATEMENTS






DEAN WITTER INFORMATION FUND
PORTFOLIO OF INVESTMENTS September 30, 1996 (unaudited) continued

 NUMBER OF
   SHARES                                                                           VALUE
---------------------------------------------------------------------------------------------
 18,000      Tele Danmark AS (B Shares) (Denmark)  ...........................  $    855,312
 60,000      Telephone & Data Systems, Inc.  .................................     2,415,000
                                                                               --------------
                                                                                  17,768,130
                                                                               --------------
             Wide Area Networking (4.8%)
 50,000      ACT Networks, Inc.*  ............................................     1,387,500
 33,000      ADC Telecommunications, Inc.*  ..................................     2,103,750
 50,000      Adtran, Inc.*  ..................................................     2,475,000
 40,000      Ascend Communications, Inc.*  ...................................     2,640,000
 42,000      Cascade Communications Corp.*  ..................................     3,417,750
 35,000      Tellabs, Inc.*  .................................................     2,467,500
                                                                               --------------
                                                                                  14,491,500
                                                                               --------------
             Wireless Communication (2.2%)
 53,333      360 Communications Co.*  ........................................     1,253,326
 50,400      Airtouch Communications, Inc.*  .................................     1,392,300
    175      DDI Corp. (Japan)  ..............................................     1,415,014
415,000      Technology Resources Industries Berhad* (Malaysia)  .............     1,092,890
 42,000      Vodafone Group PLC (ADR) (United Kingdom)  ......................     1,433,250
                                                                               --------------
                                                                                   6,586,780
                                                                               --------------
             TOTAL COMMON STOCKS (Identified Cost $264,430,850)  .............   289,714,612
                                                                               --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                         VALUE
--------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (a) (4.7%)
             U.S. GOVERNMENT AGENCY
$14,300      Federal Home Loan Mortgage Corp. 5.70% due 10/01/96 (Amortized
             Cost $14,300,000)  .............................................. $ 14,300,000
                                                                               -------------


TOTAL INVESTMENTS
(Identified Cost $278,730,850) (b)                                     99.7%    304,014,612
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ....................     0.3       1,058,676
                                                                    --------  --------------
NET ASSETS ........................................................   100.0%   $305,073,288
                                                                    ========  ==============

------------

   ADR   American Depository Receipt.

   *     Non-income producing security.

   (a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

   (b) The aggregate cost for federal income tax purposes is $278,807,975. The aggregate gross unrealized appreciation was $41,737,309 and the aggregate gross unrealized depreciation was $16,530,672, resulting in net unrealized appreciation of $25,206,637.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INFORMATION FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996 (unaudited)

ASSETS:
Investments in securities, at value
(identified cost $278,730,850) .......................................    $304,014,612
Cash ..................................................................        443,133
Receivable for:
  Investments sold ....................................................      4,694,229
  Shares of beneficial interest sold ..................................        818,662
  Dividends ...........................................................        114,529
  Foreign withholding taxes reclaimed .................................         13,568
Deferred organizational expenses ......................................        149,148
Prepaid expenses and other assets .....................................         43,154
                                                                        --------------
  TOTAL ASSETS ........................................................    310,291,035
                                                                        --------------
LIABILITIES:
Payable for:
  Investments purchased ...............................................      4,565,465
  Plan of distribution fee ............................................        249,053
  Investment management fee ...........................................        187,995
  Shares of beneficial interest repurchased ...........................         87,047
Accrued expenses ......................................................        128,187
                                                                        --------------
  TOTAL LIABILITIES ...................................................      5,217,747
                                                                        --------------
NET ASSETS:
Paid-in-capital .......................................................    291,865,129
Net unrealized appreciation ...........................................     25,283,546
Net investment loss ...................................................     (1,422,412)
Accumulated net realized loss .........................................    (10,652,975)
                                                                        --------------
  NET ASSETS ..........................................................   $305,073,288
                                                                        ==============
NET ASSET VALUE PER SHARE,
 27,891,791 shares outstanding (unlimited shares authorized of $.01
 par value) ............................................................        $10.94
                                                                        ==============


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INFORMATION FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended September, 1996 (unaudited)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $52,724 foreign withholding tax) ..................   $   782,950
Interest ............................................................       462,542
                                                                      -------------
  TOTAL INCOME ......................................................     1,245,492
                                                                      -------------
EXPENSES
Plan of distribution fee ............................................     1,294,625
Investment management fee ...........................................     1,011,194
Transfer agent fees and expenses ....................................       202,869
Registration fees ...................................................        40,967
Professional fees ...................................................        30,138
Shareholder reports and notices .....................................        29,458
Custodian fees ......................................................        25,653
Organizational expenses .............................................        17,968
Trustees' fees and expenses .........................................        10,580
Other ...............................................................         4,452
                                                                      -------------
  TOTAL EXPENSES ....................................................     2,667,904
                                                                      -------------
  NET INVESTMENT LOSS ...............................................    (1,422,412)
                                                                      -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
  Investments .......................................................    (8,408,371)
  Foreign exchange transactions .....................................        (1,096)
                                                                      -------------
  TOTAL LOSS ........................................................    (8,409,467)
                                                                      -------------
Net change in unrealized appreciation/depreciation on:
  Investments .......................................................    12,427,295
  Translation of forward foreign currency contracts, other assets
 and liabilities denominated in foreign currencies ................          (286)
                                                                      -------------
  TOTAL APPRECIATION ................................................    12,427,009
                                                                      -------------
  NET GAIN ..........................................................     4,017,542
                                                                      -------------
NET INCREASE ........................................................   $ 2,595,130
                                                                      =============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INFORMATION FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE PERIOD
                                                            FOR THE SIX      NOVEMBER 28, 1995*
                                                            MONTHS ENDED     THROUGH MARCH 31,
                                                         SEPTEMBER 30, 1996         1996
-----------------------------------------------------   ------------------  ------------------
                                                            (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ...................................     $ (1,422,412)       $   (274,103)
Net realized loss .....................................       (8,409,467)         (2,243,508)
Net change in unrealized appreciation .................       12,427,009          12,856,537
                                                        ------------------  ------------------
  NET INCREASE ........................................        2,595,130          10,338,926
Dividends in excess of net investment income  .........          --                  (92,429)
Net increase from transactions in shares of beneficial
 interest .............................................       95,157,175         196,974,486
                                                        ------------------  ------------------
  TOTAL INCREASE ......................................       97,752,305         207,220,983
NET ASSETS:
Beginning of period ...................................      207,320,983             100,000
                                                        ------------------  ------------------
  END OF PERIOD
  (Including a net investment loss of $1,422,412 and
  $0, respectively) ...................................     $305,073,288        $207,320,983
                                                        ==================  ==================

------------

* Commencement of operations.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INFORMATION FUND
NOTES TO FINANCIAL STATEMENTS September 30, 1996 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Information Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks and securities convertible into common stocks of domestic and foreign companies which are involved in the communications and information industry. The Fund was organized as a Massachusetts business trust on December 8, 1994 and had no other operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on November 28, 1995.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date

DEAN WITTER INFORMATION FUND
NOTES TO FINANCIAL STATEMENTS September 30, 1996 (unaudited) continued

except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

D. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized

DEAN WITTER INFORMATION FUND
NOTES TO FINANCIAL STATEMENTS September 30, 1996 (unaudited) continued

capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $179,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or
(b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and

DEAN WITTER INFORMATION FUND
NOTES TO FINANCIAL STATEMENTS September 30, 1996 (unaudited) continued

reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, included carrying charges, totaled $13,271,732 at September 30, 1996.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

The Distributor has informed the Fund that for the six months ended September 30, 1996, it received approximately $305,600 in contingent deferred sales charges from certain redemptions of the Fund's shares.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1996 aggregated $207,430,318 and $115,311,544, respectively.

For the six months ended September 30, 1996, the Fund incurred brokerage commissions of $34,618 with DWR for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

DEAN WITTER INFORMATION FUND
NOTES TO FINANCIAL STATEMENTS September 30, 1996 (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE PERIOD
                                      FOR THE SIX                  NOVEMBER 28, 1995*
                                      MONTHS ENDED                      THROUGH
                                   SEPTEMBER 30, 1996                MARCH 31, 1996
                            ------------------------------  ------------------------------
                                      (unaudited)
                                SHARES          AMOUNT          SHARES          AMOUNT
                            --------------  --------------  --------------  --------------
Sold ......................    10,197,498     $114,172,716     19,923,449     $202,231,632
Reinvestment of dividends          --              --               8,519           85,362
                            --------------  --------------  --------------  --------------
                               10,197,498      114,172,716     19,931,968      202,316,994
Repurchased ...............    (1,734,972)     (19,015,541)      (512,703)      (5,342,508)
                            --------------  --------------  --------------  --------------
Net increase ..............     8,462,526     $ 95,157,175     19,419,265     $196,974,486
                            ==============  ==============  ==============  ==============

------------
 * Commencement of operations.

6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 within the taxable year
("post-October" losses) are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $2,166,000 during fiscal 1996.

At March 31, 1996, the Fund had temporary book/tax differences primarily attributable to post-October losses and permanent book/tax differences primarily attributable to a net operating loss.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

DEAN WITTER INFORMATION FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                               FOR THE PERIOD
                                                        FOR THE SIX          NOVEMBER 28, 1995*
                                                        MONTHS ENDED              THROUGH
                                                     SEPTEMBER 30, 1996        MARCH 31, 1996
--------------------------------------------------  ---------------------    ------------------
                                                        (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..............        $10.67              $10.00
                                                    ------------------      -------------------
Net investment loss ...............................         (0.05)              (0.01)
Net realized and unrealized gain ..................          0.32                0.69
                                                    ------------------      -------------------
Total from investment operations ..................          0.27                0.68
Less dividends in excess of net investment income            --                 (0.01)
                                                    ------------------      -------------------
Net asset value, end of period ....................        $10.94              $10.67
                                                    ==================      ===================
TOTAL INVESTMENT RETURN + .........................          2.53%(1)            6.77%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................          1.98%(2)            2.31%(2)
Net investment loss ...............................         (1.05)%(2)          (0.51)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..........       $305,073            $207,321
Portfolio turnover rate ...........................            46%(1)                8%(1)
Average commission rate paid ......................       $0.0549             $0.0496

------------

   *  Commencement of operations.

   + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1) Not annualized.

  (2) Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Edward Gaylor
Vice President

Peter Hermann
Vice President

Jayne Stevlingson
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048





The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



DEAN WITTER
INFORMATION FUND


SEMIANNUAL REPORT
SEPTEMBER 30, 1996